CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000	100,000
Preferred stock, shares issued	1,200	0
Preferred stock, shares outstanding	1,200	0
Common stock, par value (in dollars per share)	$ 0.006	$ 0.006
Common stock, shares authorized	180,000,000	180,000,000
Common stock, shares issued	25,523,216	16,937,661
Common stock, shares outstanding	25,523,216	16,937,661
Series C Convertible Preferred Stock
Liquidation preference of series C convertible preferred stock (in dollars)	$ 6,000,000